Average Annual Total Returns			12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended	132 Months Ended	149 Months Ended	163 Months Ended
		Aug. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.98%	8.60%		8.40%			9.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%		13.10%	13.16%		13.61%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.07%	8.59%		8.10%	8.69%
Nuance Concentrated Value Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.18%	4.67%		7.03%			8.85%
Performance Inception Date		May 31, 2011
Nuance Concentrated Value Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.96%	2.67%		4.99%			6.79%
Nuance Concentrated Value Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.44%	3.33%		5.10%			6.64%
Nuance Concentrated Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		0.57%	3.33%		6.18%		8.15%
Performance Inception Date		Jul. 31, 2012
Nuance Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.12%	3.23%		7.33%	7.40%
Performance Inception Date		Dec. 31, 2013
Nuance Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.65%	4.58%		8.16%	8.19%
Performance Inception Date		Dec. 31, 2013
Nuance Mid Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.75%	2.97%		6.44%	6.38%
Nuance Mid Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.65%	3.39%		6.15%	6.10%
Nuance Mid Cap Value Fund Z Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		5.77%	4.70%	8.29%	8.27%
Performance Inception Date		May 08, 2017

[1]	The Institutional Class commenced operations on May 31, 2011 and Investor Class commenced operations on July 31, 2012. The “Since Inception” performance shown for the Investor Class prior to its inception on July 31, 2012 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.
[2]	The Z Class commenced operations on May 8, 2017 and the Institutional Class and Investor Class commenced operations on December 31, 2013. The performance shown for the Z Class prior to its inception on May 8, 2017 is based on the performance of the Institutional Class, adjusted for the lower expenses applicable to the Z Class.